                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 Investment Company Act file number:                   811-7742

 Exact name of registrant as specified in charter:     Voyageur Mutual Funds

 Address of principal executive offices:               2005 Market Street
                                                       Philadelphia, PA 19103

 Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

 Registrant's telephone number, including area code:   (800) 523-1918

 Date of fiscal year end:                              August 31

 Date of reporting period:                             November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                               PRINCIPAL       MARKET
                                                                                                AMOUNT         VALUE
                                                                                             ------------   ------------
MUNICIPAL BONDS- 95.22%
Airline Revenue Bonds - 1.26%
Minneapolis/St. Paul Metropolitan Airports Commission Special Facilities Revenue
 (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                              $  1,000,000   $    857,120
                                                                                                            ------------
                                                                                                                 857,120
                                                                                                            ------------
Airport Revenue Bonds - 2.99%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
 Series A 5.00% 1/1/28 (MBIA)                                                                   2,000,000      2,037,880
                                                                                                            ------------
                                                                                                               2,037,880
                                                                                                            ------------
City General Obligation Bonds - 1.12%
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                             750,000        763,478
                                                                                                            ------------
                                                                                                                 763,478
                                                                                                            ------------
Continuing Care/Retirement Revenue Bonds - 16.94%
Buhl Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33                1,000,000      1,017,870
  Detroit Lakes Housing & Refunding 5.50% 8/1/21                                                  500,000        502,615
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 6.00%
 10/1/27                                                                                        1,000,000        950,270
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health
 Systems) 5.75% 2/1/29                                                                          1,000,000        986,420
Moorhead Economic Development Authority Multifamily Revenue (Eventide Lutheran
 Home Project) Series B 6.00% 6/1/18                                                              870,000        872,706
Northfield Health Care Facilities Revenue (Northfield Retirement Center Project) Series
 A 6.00% 5/1/28                                                                                 1,000,000        978,660
Oakdale Elderly Housing Revenue (PHM/Oakdale, Inc. Project) 6.00% 3/1/28                        1,800,000      1,819,926
Perham Hospital District Senior Congregate Housing Facilities Revenue (Briarwood
 Project) 6.25% 2/1/22                                                                            620,000        617,712
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                       990,000        985,832
Shoreview Elderly Housing Revenue (PHM/Shoreview Inc. Project) 6.15% 12/1/33                    1,250,000      1,280,050
Twin Valley Congregate Housing Revenue (Living Options, Inc. Project) 5.95% 11/1/28             1,825,000      1,523,054
                                                                                                            ------------
                                                                                                              11,535,115
                                                                                                            ------------
Corporate-Backed Revenue Bonds - 5.02%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                        1,700,000      1,708,228
International Falls Pollution Control Revenue (Boise Cascade Corp. Project) 6.85%
 12/1/29 (AMT)                                                                                    500,000        526,955
Red Wing Industrial Development Revenue (Kmart Corp. Project) 5.50% 7/1/08                        250,000        187,500
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27           1,000,000        994,090
                                                                                                            ------------
                                                                                                               3,416,773
                                                                                                            ------------
Higher Education Revenue Bonds - 3.81%
Minnesota State Higher Education Facilities Authority Revenue
 (College of Art & Design Project)
 Series 5-D 6.75% 5/1/26                                                                          500,000        537,510
 (St. Catherine College)
 Series 5-N1 5.375% 10/1/32                                                                     2,000,000      2,055,160
                                                                                                            ------------
                                                                                                               2,592,670
                                                                                                            ------------
Hospital Revenue Bonds - 20.03%
Bermidji Health Care Facilities First Meeting Revenue (North Country Health Services)
 5.00% 9/1/31 (RADIAN)                                                                          2,500,000      2,515,775
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
 Health System (St. Mary's Hospital) 5.25% 2/15/33                                              2,250,000      2,253,893
Minneapolis Health Care System Revenue
 (Allina Health Systems)

 Series A 5.75% 11/15/32                                                                        2,000,000      2,098,240
 (Fairview Health Services)
 Series A 5.625% 5/15/32                                                                        2,000,000      2,089,660
Minneapolis/St. Paul Minnesota Housing & Redevelopment Authority Health Care
 System (Health Partners Obligation Group) 6.00% 12/1/17                                        1,125,000      1,210,489
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
 5.25% 9/1/34                                                                                   1,000,000      1,011,560
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
 5.25% 7/1/30                                                                                   1,000,000      1,021,480
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
  Series A 5.70% 11/1/15                                                                          800,000        802,440
  Series B 5.85% 11/1/17                                                                          250,000        251,490
  Series B 6.625% 11/1/17                                                                         385,000        388,249
                                                                                                            ------------
                                                                                                              13,643,276
                                                                                                            ------------
Miscellaneous Revenue Bonds - 1.52%
Minneapolis Community Development Agency Supported Development
 Series G-3 5.45% 12/1/31                                                                       1,000,000      1,034,310
                                                                                                            ------------
                                                                                                               1,034,310
                                                                                                            ------------
Multifamily Housing Revenue Bonds - 21.06%
Chanhassen Multifamily Housing Revenue (Heritage Park Project Section 8) 6.20%
 7/1/30 (FHA) (AMT)                                                                               300,000        309,930
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project)
 5.875% 3/1/31 (AMT)                                                                            1,000,000        917,560
Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8)
 5.75% 11/1/28                                                                                  2,080,000      1,856,109
Little Canada Multifamily Housing Revenue (Housing Alternative Development Co.
 Project) Series A 6.25% 12/1/27                                                                1,250,000      1,237,225
Minneapolis Multifamily Housing Revenue (Grant Street Apartments Project) Series A
 7.25% 11/1/29                                                                                  2,085,000      1,975,995
Minneapolis Multifamily Housing Revenue
 (Olson Townhomes Project)
 6.00% 12/1/19 (AMT)                                                                            1,615,000      1,578,356
 (Trinity Apartments-Section 8)
 Series A 6.75% 5/1/21                                                                            720,000        687,362
Minnesota State Housing Finance Agency Series A 4.875% 8/1/24 (AMT)                               585,000        586,603
St. Anthony Multifamily Housing Revenue (Chandler Place Project) Series A 6.05%
 11/20/16 (GNMA)                                                                                  135,000        143,536
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
 Project) 7.55% 4/1/39 (AMT)                                                                      530,000        515,695
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Grotto
 Housing Project) 5.50% 9/20/44 (GNMA)                                                            750,000        759,278
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project) Series A
  6.75% 11/1/11                                                                                   205,000        205,927
  7.00% 11/1/16 (AMT)                                                                             680,000        671,051
  7.00% 11/1/27                                                                                   340,000        326,332
Washington County Housing & Redevelopment Authority Governmental Revenue
 (Briar Pond Project)
  Series B 7.125% 8/20/34                                                                         860,000        794,941
  (Woodland Park Apartments Project)
  4.70% 10/1/32                                                                                 1,825,000      1,784,941
                                                                                                            ------------
                                                                                                              14,350,841
                                                                                                            ------------
Municipal Lease Revenue Bonds - 3.93%
Andover Minnesota Economic Development 5.20% 2/1/34                                             1,000,000      1,000,210
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation Project)
 6.40% 2/1/12                                                                                     530,000        525,686
Rice County Certificates of Participation Series A 6.00% 12/1/21                                  125,000        128,300
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) 5.00%
 12/1/27                                                                                        1,000,000      1,021,150
                                                                                                            ------------
                                                                                                               2,675,346
                                                                                                            ------------

Political Subdivision General Obligation Bonds - 3.07%
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                 500,000        530,510
Perham Disposal System 6.00% 5/1/22 (AMT)                                                       1,500,000      1,559,325
                                                                                                            ------------
                                                                                                               2,089,835
                                                                                                            ------------
*Pre-Refunded Bonds - 1.10%
Beltrami County Housing & Redevelopment Authority Revenue 6.10% 2/1/12-05                         460,000        463,086
Glencoe Health Care Revenue 6.40% 12/1/15-05                                                      275,000        286,091
                                                                                                            ------------
                                                                                                                 749,177
                                                                                                            ------------
Public Power Revenue Bonds - 3.82%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                   1,500,000      1,484,520
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25%
 1/1/16 (AMBAC)                                                                                 1,000,000      1,119,100
                                                                                                            ------------
                                                                                                               2,603,620
                                                                                                            ------------
Recreational Area Revenue Bonds - 0.53%
Woodbury Gross Revenue (Golf Course Bonds) 6.75% 2/1/22                                           365,000        359,748
                                                                                                            ------------
                                                                                                                 359,748
                                                                                                            ------------
School District General Obligation Bonds - 1.18%
St. Paul Independent School District 625-B 5.00% 2/1/20 (FSA)                                     750,000        800,805
                                                                                                            ------------
                                                                                                                 800,805
                                                                                                            ------------
Single Family Housing Revenue Bonds - 1.70%
Minnesota State Housing Finance Agency Single Family Mortgage
  Series E 6.25% 1/1/23                                                                            30,000         30,941
  Series J 5.90% 7/1/28                                                                         1,055,000      1,084,878
  Series M 5.875% 1/1/17                                                                           40,000         40,974
                                                                                                            ------------
                                                                                                               1,156,793
                                                                                                            ------------
State General Obligation Bonds - 1.67%
 &Minnesota State, Inverse Floater ROLs 8.513% 11/1/17                                          1,000,000      1,136,720
                                                                                                            ------------
                                                                                                               1,136,720
                                                                                                            ------------
Tax Increment/Special Assessment Bonds - 1.48%
St. Paul Housing & Redevelopment Authority Tax Increment (Upper Landing Project)
 Series A 6.80% 3/1/29                                                                          1,000,000      1,004,930
                                                                                                            ------------
                                                                                                               1,004,930
                                                                                                            ------------
Territorial General Obligation Bonds - 0.74%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                                 500,000        501,300
                                                                                                            ------------
                                                                                                                 501,300
                                                                                                            ------------
Territorial Revenue Bonds - 2.27%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
 Revenue Series D 5.25% 7/1/38                                                                    500,000        512,225
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31                             1,000,000      1,031,320
                                                                                                            ------------
                                                                                                               1,543,545
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (COST $64,438,199)                                                                      64,853,282
                                                                                                            ------------

                                                                                               PRINCIPAL       MARKET
                                                                                                AMOUNT         VALUE
                                                                                             ------------   ------------
SHORT-TERM INVESTMENTS- 4.36%
Money Market - 1.42%
Federated Minnesota Municipal Cash Trust                                                          969,444        969,444
                                                                                                            ------------
                                                                                                                 969,444
                                                                                                            ------------
**Variable Rate Demand Notes - 2.94%
Eagan Revenue Antic Notes 1.72% 5/30/12                                                         1,000,000      1,000,000
Minneapolis Library 1.54% 12/1/32 (SPA Dexia Credit Local)                                      1,000,000      1,000,000
                                                                                                            ------------
                                                                                                               2,000,000
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,969,444)                                                                 2,969,444
                                                                                                            ------------
TOTAL MARKET VALUE OF SECURITIES - 99.59%
 (cost $67,407,643)                                                                                           67,822,726
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.41%                                              281,331
                                                                                                            ------------
NET ASSETS APPLICABLE TO 6,656,518 SHARES OUTSTANDING - 100.00%                                             $ 68,104,057
                                                                                                            ------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $  67,407,643
                                    -------------
Aggregate unrealized appreciation       1,557,482
Aggregate unrealized depreciation      (1,142,399)
                                    -------------
Net unrealized appreciation         $     415,083
                                    -------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $2,459,828 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,334 expires in 2005, $648 expires in 2006, $369 expires in 2007, $201,822 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011 and $684,248 expires in 2012.

3. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                               PRINCIPAL       MARKET
                                                                                                AMOUNT         VALUE
                                                                                             ------------   ------------
MUNICIPAL BONDS- 97.64%
Airline Revenue Bonds - 1.64%
Minneapolis/St. Paul Metropolitan Airports Commission Special Facilities Revenue
 (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                              $    500,000   $    428,560
New Jersey Economic Development Authority Special Facilities Revenue (Continental
 Airlines, Inc. Project) 6.25% 9/15/19 (AMT)                                                    1,000,000        820,770
                                                                                                            ------------
                                                                                                               1,249,330
                                                                                                            ------------
Airport Revenue Bonds - 3.31%
New York City, New York Industrial Development (JFK Airis Project) 5.50% 7/1/28 (AMT)             905,000        897,633
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo
 Project) 6.75% 1/1/23 (AMT)                                                                    1,160,000      1,120,734
Onondaga County, New York Industrial Development Authority Revenue Subordinated
 (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                           500,000        508,655
                                                                                                            ------------
                                                                                                               2,527,022
                                                                                                            ------------
Continuing Care/Retirement Revenue Bonds - 11.62%
Bexar County, Texas Health Facilities Development Corporation (Army Retirement
Residence Project) 6.30% 7/1/32                                                                 1,000,000      1,048,810
Buhl Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33                  600,000        610,722
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) 5.25% 6/1/34                  750,000        758,108
Gainesville & Hall County, Georgia Development Authority Revenue (Lanier Village
 Estates Project) Series C 7.25% 11/15/29                                                       1,000,000      1,063,730
Marion County, Missouri Nursing Home District Revenue 7.00% 8/1/13                              1,050,000      1,052,237
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
 (Foulkeways at Gwynedd Project) 6.75% 11/15/30                                                 1,000,000      1,048,530
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
 (The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27                               1,100,000      1,103,179
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                       985,000        980,853
Vermont Education & Health Building Financing Agency Revenue Health Care Facility
 (Copley Manor Project) 6.15% 4/1/19                                                            1,730,000      1,212,124
                                                                                                            ------------
                                                                                                               8,878,293
                                                                                                            ------------
Corporate-Backed Revenue Bonds - 11.15%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
 Project) 6.375% 4/1/21 (AMT)                                                                   2,000,000      2,093,800

Ashland, Kentucky Sewer & Solid Waste Revenue (Ashland, Inc. Project) 7.125% 2/1/22
 (AMT)                                                                                            700,000        721,910
+California Pollution Control Financing Authority Pollution Control Revenue (Laidlaw
 Environmental, Inc. Project) Series A 6.70% 7/1/07 (AMT)                                       1,000,000         69,000
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                          750,000        753,630
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper
 Company Project) Series A 6.35% 2/1/25 (AMT)                                                   1,650,000      1,754,198
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Project) 6.65%
 4/1/32 (AMT)                                                                                   1,000,000      1,060,820
Phoenix County, Alabama Industrial Development Board Environmental Improvement
 Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                         500,000        523,365
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America) Series A
 5.65% 6/1/37 (AMT)                                                                               500,000        502,845
Toledo Lucas County, Ohio Port Development Revenue Authority 6.375% 11/15/32 (AMT)              1,000,000      1,035,350
                                                                                                            ------------
                                                                                                               8,514,918
                                                                                                            ------------
Dedicated Tax & Fees Revenue Bonds - 5.27%
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project)
 Series A 6.50% 12/1/08                                                                         1,000,000      1,079,080
Las Vegas, Nevada Local Improvement Special District #808 (Summerlin Area Project)
 6.75% 6/1/21                                                                                     990,000      1,025,224
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                         1,000,000      1,021,540
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                 500,000        528,585
Prescott Valley, Arizona Improvement District Special Assessment 7.90% 1/1/12                     365,000        373,833
                                                                                                            ------------
                                                                                                               4,028,262
                                                                                                            ------------
Escrowed to Maturity Bonds - 0.54%
Illinois State Development Finance Authority (Harrisburg Medical Center Project) 7.00%
 3/1/06                                                                                           400,000        408,880
                                                                                                            ------------
                                                                                                                 408,880
                                                                                                            ------------
Higher Education Revenue Bonds - 18.07%
Berks County, Pennsylvania Municipal Authority College 5.375% 10/1/28                             700,000        700,686
Illinois Educational Facilities Authority Student Housing Revenue (Educational
 Advancement Fund-University Center Project) 6.25% 5/1/30                                       2,000,000      2,080,079
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19               1,000,000      1,066,590
Maryland State Economic Development Corporation, Student Housing Revenue
 (University of Maryland College Park Project) 5.625% 6/1/35                                    1,000,000      1,025,380
Massachusetts State Development Finance Agency Revenue (Massachusetts College
 of Pharmacy Project) Series C 5.75% 7/1/33                                                     1,000,000      1,032,140
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
 College Issue) Series C 6.125% 10/1/29                                                         2,000,000      2,033,239
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia
 College & State University Foundation) 6.00% 9/1/33                                            1,000,000      1,053,990
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
 Project) Series 5-D 6.75% 5/1/26                                                                 500,000        537,510
New Hampshire Higher Education & Health Facilities Authority (Brewster Academy
 Project) 6.75% 6/1/25                                                                          1,000,000      1,005,390
New Jersey State Educational Facilities Authority (Fairleigh Dickinson) 5.50% 7/1/23              750,000        771,053
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
 Series A-2 6.65% 11/1/25 (AMT)                                                                   985,000        987,039
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage
 Revenue (Lackawanna Junior College Project) 5.75% 11/1/20                                      1,510,000      1,520,691
                                                                                                            ------------
                                                                                                              13,813,787
                                                                                                            ------------
Hospital Revenue Bonds - 15.77%
Coffee County, Georgia Hospital Authority Revenue (Coffee Regional Medical Center
 Project) 5.00% 12/1/26                                                                         1,000,000        977,300
Illinois Health Facilities Authority Revenue
  (Elmhurst Memorial Healthcare Project)   5.625% 1/1/28                                        1,000,000      1,030,710
  (Midwest Physician Group Limited Project)   5.50% 11/15/19                                       35,000         31,142
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
 Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                1,300,000      1,334,008
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
 5.50% 5/15/32                                                                                  1,000,000      1,025,180

Massachusetts State Health & Educational Facilities Authority Revenue (Jordan
 Hospital Project) Series E 6.75% 10/1/33                                                       1,000,000      1,050,400
Prince William County, Virginia Industrial Development Authority Hospital Revenue
 (Potomac Hospital Project) 5.20% 10/1/30                                                       1,000,000      1,021,970
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
 Series B 6.375% 11/15/30                                                                       1,500,000      1,600,710
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
 5.25% 9/1/34                                                                                     750,000        758,670
South Dakota Health & Education Facilities Authority Revenue (Huron Regional Medical
 Center Project) 7.00% 4/1/10                                                                   1,000,000      1,023,080
St. Joseph County, Indiana Industrial Economic Development (Madison Center Project)
 5.50% 2/15/21                                                                                  1,150,000      1,153,956
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai
 Medical Center Project) Series A 6.00% 8/1/33                                                  1,000,000      1,046,300
                                                                                                            ------------
                                                                                                              12,053,426
                                                                                                            ------------
Investor Owned Utilities Revenue Bonds - 10.97%
Brazos River Authority Texas Pollution Revenue (TXU Energy Co. Project) Series B
 6.30% 7/1/32 (AMT)                                                                             1,000,000      1,049,960
Forsyth, Montana Pollution Control Revenue (Portland General Project)
 Series A 5.20% 5/1/33                                                                          1,000,000      1,055,310
Maricopa County, Arizona Pollution Control Corporation Revenue (El Paso Electric
 Co. Project) Series A 6.375% 8/1/15                                                            1,250,000      1,277,725
Midland County, Michigan Economic Development Subordinate Limited Obligation
 (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                                  1,950,000      2,017,529
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
 Resources, Inc. Project) 5.90% 5/1/22                                                            900,000        907,974
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
 6.375% 11/2/29 (AMT)                                                                           1,000,000      1,051,350
West Feliciana Parish, Louisiana Pollution Control Revenue (Gulf States Utilities Co.
 Project) Series A 7.50% 5/1/15                                                                 1,000,000      1,022,040
                                                                                                            ------------
                                                                                                               8,381,888
                                                                                                            ------------
Miscellaneous Revenue Bonds - 1.15%
Lowry Economic Redevelopment Authority Revenue Series A (Private Placement)
 7.30% 12/1/10                                                                                    500,000        521,700
Westminster, Colorado Shaw Heights Special Improvement District Series A 7.50% 12/1/07            350,000        357,207
                                                                                                            ------------
                                                                                                                 878,907
                                                                                                            ------------
Municipal Lease Revenue Bonds - 5.43%
Dauphin County, Pennsylvania General Authority (Riverfront Office & Parking Project)
 Series A 5.75% 1/1/10                                                                          1,875,000      1,842,956
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series
 B 5.50% 6/1/43                                                                                 1,500,000      1,555,110
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
 Landing Project) Series A 5.50% 12/1/24                                                          720,000        746,417
                                                                                                            ------------
                                                                                                               4,144,483
                                                                                                            ------------
Political Subdivision General Obligation Bonds - 0.54%
Illinois State Development Finance Authority East St. Louis Debt Restructure Revenue
 7.375% 11/15/11                                                                                  400,000        409,680
                                                                                                            ------------
                                                                                                                 409,680
                                                                                                            ------------
*Pre-Refunded Bonds - 8.52%
Bedford Park, Illinois Tax Increment Revenue 8.00% 12/1/10-04                                   1,200,000      1,200,204
Illinois State Development Finance Authority (Harrisburg Medical Center Project) 7.20%
 3/1/07-06 to 3/1/08-06                                                                           800,000        818,104
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
 6.40% 7/1/29-09                                                                                1,585,000      1,840,042
Niles, Illinois Park District Unlimited Tax Series A 6.65% 12/1/14-04                             860,000        860,112
Pocatello, Idaho Development Authority Revenue Allocation Tax Increment Series B
 7.25% 12/1/08-04                                                                                  20,000         20,003
Savannah, Georgia Economic Development Authority Revenue (College of Art &
 Design Project) 6.50% 10/1/13-09                                                               1,000,000      1,158,730
Volusia County, Florida Industrial Development Authority Mortgage Revenue (Bishops
 Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                      555,000        608,585
                                                                                                            ------------
                                                                                                               6,505,780
                                                                                                            ------------

School District General Obligation Bonds - 1.30%
Laredo, Texas Independent School District 5.00% 8/1/29 (AMBAC)                                  1,000,000        990,830
                                                                                                            ------------
                                                                                                                 990,830
                                                                                                            ------------
Tax Increment/Special Assessment Bonds - 2.36%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Project) 5.95% 12/15/12                 750,000        764,115
Midtown Miami, Florida Community Development District 6.50% 5/1/37                              1,000,000      1,041,720
                                                                                                            ------------
                                                                                                               1,805,835
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (COST $73,076,858)                                                                      74,591,321
                                                                                                            ------------
TOTAL MARKET VALUE OF SECURITIES - 97.64%
 (cost $73,076,858)                                                                                           74,591,321
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.36%                                            1,800,234
                                                                                                            ------------
NET ASSETS APPLICABLE TO 7,567,382 SHARES OUTSTANDING - 100.00%                                             $ 76,391,555
                                                                                                            ------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
+Non-income producing security for the period ended November 30, 2004. Security is currently in default.

SUMMARY OF ABBREVIATIONS:

AMT - Subject to Alternative Minimum Tax
AMBAC - Insured by the AMBAC Assurance Company

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $ 73,116,758
                                             ------------
Aggregate unrealized appreciation               3,048,440
Aggregate unrealized depreciation              (1,573,877)
                                             ------------
Net unrealized appreciation (depreciation)   $  1,474,563
                                             ------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $5,857,516 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $782,666 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011 and $980,742 expires in 2012.

3. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

DELAWARE TAX-FREE ARIZONA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                               PRINCIPAL       MARKET
                                                                                                AMOUNT         VALUE
                                                                                             ------------   ------------
MUNICIPAL BONDS- 99.17%
Airport Revenue Bonds - 6.84%
Phoenix Civic Improvement Corporation Airport Revenue Series B
  5.25% 7/1/27 (FGIC)                                                                        $  1,000,000   $  1,024,140
  5.25% 7/1/32 (FGIC)                                                                           1,000,000      1,019,370
                                                                                                            ------------
                                                                                                               2,043,510
                                                                                                            ------------
Convention Center/Auditorium/Hotel Revenue Bonds - 5.09%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities
 Series A 5.00% 7/1/31 (MBIA)                                                                   1,500,000      1,520,325
                                                                                                            ------------
                                                                                                               1,520,325
                                                                                                            ------------
Higher Education Revenue Bonds - 25.61%
Arizona Board of Regents (Northern Arizona University)
  5.00% 6/1/34 (FGIC)                                                                           1,000,000      1,009,210
  5.50% 6/1/34 (FGIC)                                                                           1,250,000      1,343,787
Arizona State University Certificates of Participation (Research Infrastructure Project)
 5.00% 9/1/30 (AMBAC)                                                                             500,000        506,705
Glendale Industrial Development Authority (Midwestern University) Series A 5.875% 5/15/31       1,000,000      1,051,670
Southern Arizona Capital Facilities Finance (University of Arizona Project)
 5.10% 9/1/33 (MBIA)                                                                              600,000        666,594
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
 Series A 5.00% 7/15/27 (AMBAC)                                                                 1,000,000      1,018,150
University of Arizona Certificates of Participation (University of Arizona Project)
 Series B 5.125% 6/1/22 (AMBAC)                                                                 1,000,000      1,046,360
University of Arizona Revenue Series B 5.00% 6/1/34 (FSA)                                       1,000,000      1,014,280
                                                                                                            ------------
                                                                                                               7,656,756
                                                                                                            ------------
Hospital Revenue Bonds - 11.28%
Mesa Industrial Development Authority (Discovery Health Systems) Series A 5.625% 1/1/29
 (MBIA)                                                                                           750,000        802,748

Mohave County Industrial Development Authority (Chris/Silver Ridge) 6.375% 11/1/31
 (GNMA)                                                                                           185,000        194,119
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
 Series A 5.70% 12/1/21                                                                           500,000        532,240
University Medical Center Hospital 5.00% 7/1/24                                                   800,000        802,384
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
 5.25% 8/1/21 (RADIAN)                                                                          1,000,000      1,042,339
                                                                                                            ------------
                                                                                                               3,373,830
                                                                                                            ------------
Investor Owned Utilities Revenue Bonds - 3.42%
Maricopa County Pollution Control Corporation Revenue (El Paso Electric Co. Project)
 Series A 6.375% 8/1/15                                                                         1,000,000      1,022,180
                                                                                                            ------------
                                                                                                               1,022,180
                                                                                                            ------------
Miscellaneous Revenue Bonds - 1.95%
Marana Municipal Property Corporation Municipal Facilities Revenue 5.00% 7/1/28 (AMBAC)           575,000        584,246
                                                                                                            ------------
                                                                                                                 584,246
                                                                                                            ------------
Multifamily Housing Revenue Bonds - 4.22%
Maricopa County Industrial Development Authority Multifamily Housing Revenue
 (Sly-Mar Apartments Projects) 6.10% 4/20/36 (GNMA) (AMT)                                         700,000        743,729
Peoria Industrial Development Authority Multifamily Housing Revenue (Casa Del Rio)
 Series A 7.30% 2/20/28 (GNMA)                                                                    500,000        516,085
                                                                                                            ------------
                                                                                                               1,259,814
                                                                                                            ------------
Municipal Lease Revenue Bonds - 2.58%
Maricopa County Industrial Development Authority Correctional Facilities
 (Phoenix West Prison) 5.375% 7/1/22 (ACA)                                                        750,000        771,833
                                                                                                            ------------
                                                                                                                 771,833
                                                                                                            ------------
Political Subdivision General Obligation Bonds - 8.75%
Eagle Mountain Community Facility District Series A 6.50% 7/1/21                                1,010,000      1,083,770
Phoenix Variable Purpose Series B 5.00% 7/1/27                                                  1,500,000      1,530,780
                                                                                                            ------------
                                                                                                               2,614,550
                                                                                                            ------------
*Pre-Refunded Bonds - 11.08%
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                             500,000        558,150
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
 Series D 5.25% 7/1/36-12                                                                         730,000        807,533
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                                   550,000        608,416
Sedona Partner Certificates of Participation Series 1999 5.75% 7/1/16-09                          500,000        564,805
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)
 5.00% 8/1/31-11 (FSA)                                                                            700,000        773,437
                                                                                                            ------------
                                                                                                               3,312,341
                                                                                                            ------------
Public Power Revenue Bonds - 3.39%
Salt River Project Arizona Agricultural Improvement & Power District Electric System
 Revenue (Salt River Project) Series A 5.00% 1/1/31                                             1,000,000      1,013,570
                                                                                                            ------------
                                                                                                               1,013,570
                                                                                                            ------------
Public Utility District Revenue Bonds - 3.41%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)            1,000,000      1,018,380
                                                                                                            ------------
                                                                                                               1,018,380
                                                                                                            ------------
School District Revenue Bonds - 0.98%
Coconino County Unified School District #8 (Page Impact Aid Revenue) 5.00% 7/1/16 (MBIA)          270,000        292,545
                                                                                                            ------------
                                                                                                                 292,545
                                                                                                            ------------
Single Family Housing Revenue Bonds - 0.51%
Pima County Industrial Development Authority Single Family Mortgage Revenue
 Series A 6.125% 11/1/33 (GNMA)(FNMA)(FHLMC)(AMT)                                                 145,000        151,711
                                                                                                            ------------
                                                                                                                 151,711
                                                                                                            ------------
Territorial Revenue Bonds - 7.58%
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                              1,000,000      1,013,609
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00% 7/1/32 (MBIA)                  750,000        765,983

Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D
 (Unrefunded Portion)
   5.25% 7/1/36                                                                                   270,000        277,258
   5.25% 7/1/27                                                                                   200,000        207,072
                                                                                                            ------------
                                                                                                               2,263,922
                                                                                                            ------------
Water & Sewer Revenue Bonds - 2.48%
Gilbert Water Municipal Property Wastewater System & Utility Revenue 4.90% 4/1/19                 750,000        740,078
                                                                                                            ------------
                                                                                                                 740,078
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (COST $28,653,370)                                                                      29,639,591
                                                                                                            ------------

                                                                                               NUMBER
                                                                                              OF SHARES
                                                                                             ------------
SHORT-TERM INVESTMENTS- 0.96%
Federated Arizona Municipal Cash Trust                                                            287,103        287,103
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $287,103)                                                                     287,103
                                                                                                            ------------
TOTAL MARKET VALUE OF SECURITIES - 100.13%
 (cost $28,940,473)                                                                                           29,926,694
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.13%)                                            (40,021)
                                                                                                            ------------
NET ASSETS APPLICABLE TO 2,928,152 SHARES OUTSTANDING - 100.00%                                             $ 29,886,673
                                                                                                            ------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by the U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by the Federal National Mortgage Association FSA - Insured by Financial Securities Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Arizona Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $ 28,940,473
                                    ------------
Aggregate unrealized appreciation      1,041,648
Aggregate unrealized depreciation        (55,427)
                                    ------------
Net unrealized appreciation         $    986,221
                                    ------------

For federal income tax purposes, at August 31, 2004, $1,372,365 in capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $178,280 expires in 2008, $1,115,326 expires in 2009 and $78,759 expires in 2012.

3. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

DELAWARE TAX-FREE CALIFORNIA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                               PRINCIPAL       MARKET
                                                                                                AMOUNT         VALUE
                                                                                             ------------   ------------
MUNICIPAL BONDS- 93.04%
Airport Revenue Bonds - 2.21%
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                        $  1,000,000   $  1,006,060
                                                                                                            ------------
                                                                                                               1,006,060
                                                                                                            ------------
Continuing Care/Retirement Revenue Bonds - 7.06%
Abag Finance Authority of California (Nonprofit Corporations-Lincoln Glen Manor)
 6.10% 2/15/25 (RADIAN)                                                                         2,000,000      2,193,240
California Health Facilities Financing (The Episcopal Home) Series A 5.30% 2/1/32
 (RADIAN)                                                                                       1,000,000      1,020,110
                                                                                                            ------------
                                                                                                               3,213,350
                                                                                                            ------------
Dedicated Tax & Fees Revenue Bonds - 4.42%
Poway Unified School District 5.60% 9/1/33                                                      1,000,000      1,011,940
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                             1,000,000      1,000,990
                                                                                                            ------------
                                                                                                               2,012,930
                                                                                                            ------------
Higher Education Revenue Bonds - 15.91%
California Public Works Board Lease Revenue (Various University of California Projects)
 Series F 5.00% 11/1/29                                                                         1,000,000      1,005,790
California Educational Facilities Authority Revenue
 (Pepperdine University) Series A 5.50% 8/1/32                                                  1,000,000      1,033,080

  (University of the Pacific) 5.25% 5/1/34                                                      1,000,000      1,021,910
California State University Systemwide Revenue Series A 5.25% 11/1/20 (FSA)                     1,000,000      1,091,120
California Statewide Communities Development Authority Revenue (Bentley School)
 6.75% 7/1/32                                                                                   1,000,000      1,046,680
California Statewide Communities Development Authority Student Revenue East
 Campus Apartments LLC Series A 5.625% 8/1/34 (ACA)                                             1,000,000      1,027,410
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41         1,000,000      1,018,230
                                                                                                            ------------
                                                                                                               7,244,220
                                                                                                            ------------
Hospital Revenue Bonds - 6.32%
Abag Finance Authority of California (Nonprofit Corporations-San Diego Hospital
 Association) Series A 6.125% 8/15/20                                                           1,250,000      1,342,550
California Health Facilities Financing Authority (Catholic Healthcare West)
 Series G 5.25% 7/1/23                                                                            500,000        504,475
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital
 Associates I, LLC) Series A 5.55% 8/1/31                                                       1,000,000      1,028,170
                                                                                                            ------------
                                                                                                               2,875,195
                                                                                                            ------------
Miscellaneous Revenue Bonds - 2.27%
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29             1,000,000      1,033,330
                                                                                                            ------------
                                                                                                               1,033,330
                                                                                                            ------------
Multi Family Housing Revenue Bonds - 8.99%
California Statewide Communities Development Authority Multifamily Housing Revenue
  (Citrus Gardens Apartments Project) Series D1 5.375% 7/1/32                                   1,000,000      1,001,060
  (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)                                  1,000,000      1,068,590
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series
 A 5.75% 5/15/37                                                                                1,000,000      1,019,320
Santa Clara County Housing Authority (Rivertown Apartments Project) Series A
 5.85% 8/1/31 (AMT)                                                                             1,000,000      1,004,870
                                                                                                            ------------
                                                                                                               4,093,840
                                                                                                            ------------
Municipal Lease Revenue Bonds - 8.00%
California State Public Works Board (Department of Corrections) Series C 5.25% 6/1/28           1,500,000      1,538,940
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                                        1,000,000      1,047,330
   5.625% 6/1/33                                                                                1,000,000      1,057,400
                                                                                                            ------------
                                                                                                               3,643,670
                                                                                                            ------------
Parking Revenue Bonds - 2.33%
San Diego Redevelopment Agency (Centre City Redevelopment Project)
 Series A 6.40% 9/1/25                                                                          1,000,000      1,059,730
                                                                                                            ------------
                                                                                                               1,059,730
                                                                                                            ------------
Ports & Harbors Revenue Bonds - 2.28%
Port of Oakland 5.375% 11/1/27 Series L (FGIC) (AMT)                                            1,000,000      1,035,740
                                                                                                            ------------
                                                                                                               1,035,740
                                                                                                            ------------
Public Power Revenue Bonds - 2.35%
California State Department Water Reserve Power Supply Revenue Series A 5.375% 5/1/21           1,000,000      1,069,760
                                                                                                            ------------
                                                                                                               1,069,760
                                                                                                            ------------
School District General Obligation Bonds - 3.42%
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                      500,000        539,025
San Diego Unified School District 5.00% 7/1/28 (FSA)                                            1,000,000      1,017,070
                                                                                                            ------------
                                                                                                               1,556,095
                                                                                                            ------------
School District Revenue Bonds - 2.32%
California Statewide Community Development (Viewpoint School Project) 5.75% 10/1/33 (ACA)                      1,000,000
                                                                                                               1,054,060
                                                                                                            ------------
State General Obligation Bonds - 7.15%
California State
  5.00% 2/1/33                                                                                  1,000,000      1,000,300
  5.50% 11/1/33                                                                                 1,000,000      1,053,600
California State Economic Recovery Series A 5.25% 1/1/10                                          500,000        549,595
California State Veterans Series B 5.70% 12/1/32 (AMT)                                            640,000        651,302
                                                                                                            ------------
                                                                                                               3,254,797
                                                                                                            ------------

Tax Increment/Special Assessment Bonds - 8.89%
Commerce California Joint Powers Financing Authority (Redevelopment Projects)
 Series A 5.00% 8/1/28 (RADIAN)                                                                 1,000,000      1,001,670
La Quinta Redevelopment Agency Tax Allocation (Redevelopment Project Area #1)
 Series A 5.10% 9/1/31 (AMBAC)                                                                  1,000,000      1,019,080
Lake Elisnore Public Financing Authority Series A 5.50% 9/1/30                                  1,000,000      1,008,980
Southern California Logistics Airport Authority (Southern California Logistics
 Airport Project) 6.50% 12/1/31                                                                 1,000,000      1,018,730
                                                                                                            ------------
                                                                                                               4,048,460
                                                                                                            ------------
Territorial Revenue Bonds - 2.41%
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                1,000,000      1,098,320
                                                                                                            ------------
                                                                                                               1,098,320
                                                                                                            ------------
Waste Disposal Revenue Bonds - 4.49%
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31 (AMBAC) (AMT)                         2,000,000      2,043,520
                                                                                                            ------------
                                                                                                               2,043,520
                                                                                                            ------------
Water & Sewer Revenue Bonds - 2.22%
Metropolitan Water District Southern California Waterworks Revenue Authority
 Series B-1 5.00% 10/1/36 (FGIC)                                                                1,000,000      1,012,400
                                                                                                            ------------
                                                                                                               1,012,400
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (COST $41,114,630)                                                                      42,355,477
                                                                                                            ------------

                                                                                               NUMBER
                                                                                              OF SHARES
                                                                                             ------------
SHORT-TERM INVESTMENTS- 7.03%
Money Market - 4.83%
Federated California Municipal Trust                                                            2,200,000      2,200,000
                                                                                                            ------------
                                                                                                               2,200,000
                                                                                                            ------------
*Variable Rate Demand Notes - 2.20%
Los Angeles, California Convention & Exhibition Center Authority Lease Revenue
 Series D 1.65% 8/15/21 (AMBAC)                                                                 1,000,000      1,000,000
                                                                                                            ------------
                                                                                                               1,000,000
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,200,000)                                                                 3,200,000
                                                                                                            ------------
TOTAL MARKET VALUE OF SECURITIES - 100.07%
 (cost $44,314,630)                                                                                           45,555,477
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.07%)                                            (29,841)
                                                                                                            ------------
NET ASSETS APPLICABLE TO 4,093,312 SHARES OUTSTANDING - 100.00%                                             $ 45,525,636
                                                                                                            ------------

*Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (the "Fund").

SECURITY VALUATION- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments           $ 44,314,630
Aggregate unrealized appreciation          1,250,113
Aggregate unrealized depreciation             (9,266)
                                        ------------
Net unrealized appreciation             $  1,240,847
                                        ------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $850,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $844,112 expires in 2009 and $6,039 expires in 2011.

3. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

DELAWARE TAX-FREE IDAHO FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                             PRINCIPAL      MARKET
                                                                                             AMOUNT         VALUE
                                                                                             ------------   ------------
MUNICIPAL BONDS- 94.04
Corporate-Backed Revenue Bonds - 7.54%
Meridan Economic Development Corporation Revenue Refunding Industrial
 Development (Hi-Micro Project) 5.85% 8/15/11 (AMT)                                          $  1,250,000   $  1,285,338
Nez Perce County Pollution Control Revenue Refunding (Potlatch Corporation Project)
  6.00% 10/1/24                                                                                 2,535,000      2,555,862
Power County Pollution Control Revenue Refunding (FMC Corporation Project)
  5.625% 10/1/14                                                                                2,475,000      2,484,752
                                                                                                            ------------
                                                                                                               6,325,952
                                                                                                            ------------
Dedicated Tax & Fees Revenue Bonds - 1.38%
Idaho Bond Bank Authority Revenue Series A
  5.00% 9/1/14 (AMBAC)                                                                            350,000        384,692
  5.00% 9/1/15 (AMBAC)                                                                            400,000        435,896
  5.00% 9/1/16 (AMBAC)                                                                            315,000        340,610
                                                                                                            ------------
                                                                                                               1,161,198
                                                                                                            ------------
Escrowed to Maturity Bonds - 2.26%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A
  5.375% 10/1/24                                                                                1,750,000      1,894,113
                                                                                                            ------------
                                                                                                               1,894,113
                                                                                                            ------------
Higher Education Revenue Bonds - 13.64%
Boise State University Revenue
  5.00% 4/1/17 (AMBAC)                                                                            500,000        536,035
  5.00% 4/1/18 (FGIC)                                                                           1,645,000      1,772,685
  5.125% 4/1/31 (FGIC)                                                                          1,000,000      1,024,680
Idaho State University Revenue Refunding and Improvement
  5.00% 4/1/20 (FSA)                                                                            1,130,000      1,194,184
  5.00% 4/1/23 (FSA)                                                                            2,115,000      2,200,383
North Idaho College Dormitory Housing Certificate of Participation 6.45% 10/1/16                1,000,000      1,052,740
University of Idaho University Revenue
  (Student Fee Housing Improvements Project) 5.25% 4/1/31 (FGIC)                                2,195,000      2,283,765
  (Student Fee Telecommunications Project) 5.85% 4/1/11 (FSA)                                   1,300,000      1,371,682
                                                                                                            ------------
                                                                                                              11,436,154
                                                                                                            ------------
Hospital Revenue Bonds - 4.95%
Idaho Health Facilities Authority Hospital Revenue
  (Bannock Regional Medical Center Project) 6.375% 5/1/17                                       1,445,000      1,510,184
  (Idaho Elks Rehabilitation Hospital Project)
   5.30% 7/15/18                                                                                  625,000        631,919
   5.45% 7/15/23                                                                                2,000,000      2,012,560
                                                                                                            ------------
                                                                                                               4,154,663
                                                                                                            ------------
Miscellaneous Revenue Bonds - 0.63%
Boise City Revenue Refunding Series A 5.375% 12/1/31 (MBIA)                                       500,000        527,475
                                                                                                            ------------
                                                                                                                 527,475
                                                                                                            ------------
Multifamily Housing Revenue Bonds - 1.17%
Idaho State Housing Agency Housing Revenue (Park Place Project) Series A
 6.50% 2/1/36 (AMT)                                                                               960,000        979,421
                                                                                                            ------------
                                                                                                                 979,421
                                                                                                            ------------
Municipal Lease Revenue Bonds - 6.29%
Blaine Idaho School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)             1,000,000      1,093,490
Boise City Certificate of Participation 5.375% 9/1/20 (FGIC) (AMT)                              2,100,000      2,193,702
Idaho State Building Authority Revenue
  Series A 5.00% 9/1/21 (MBIA)                                                                  1,150,000      1,206,810
  Series B 5.00% 9/1/21 (MBIA)                                                                    750,000        779,768
                                                                                                            ------------
                                                                                                               5,273,770
                                                                                                            ------------

Political Subdivision General Obligation Bonds - 2.66%
Lemhi County 5.20% 8/1/27 (FSA)                                                                 2,145,000      2,234,060
                                                                                                            ------------
                                                                                                               2,234,060
                                                                                                            ------------
*Pre-Refunded Bonds - 6.51%
Ada & Canyon Counties Joint School District #2 Meridian 5.60% 7/30/12-05                        1,125,000      1,162,676
Ammon Urban Renewal Agency Revenue Sub Lien Tax Increment Series B
  6.25% 8/1/18-06                                                                                 445,000        474,027
Boise City Independent School District 5.50% 7/30/16-05                                           400,000        417,076
Idaho Health Facilities Authority Revenue (Bonner General Hospital Project)
  6.50% 10/1/28-07                                                                              1,500,000      1,689,630
Pocatello Development Authority Revenue Allocation Tax Increment Series B
  7.25% 12/1/08-04                                                                                135,000        135,020
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                           1,010,000      1,127,463
Puerto Rico Public Buildings Authority Guaranteed Public Education & Health Facilities
 Series M 5.50% 7/1/21-05                                                                         445,000        453,958
                                                                                                            ------------
                                                                                                               5,459,850
                                                                                                            ------------
School District General Obligation Bonds - 11.23%
Ada & Canyon Counties Joint School District #2 Meridan
  5.00% 7/30/20                                                                                 2,155,000      2,269,043
  5.125% 7/30/19                                                                                1,005,000      1,071,853
  5.50% 7/30/16                                                                                 1,305,000      1,497,161
Bannock County School District #025 (Pocatello School Broad Guaranteed Program)
  5.00% 8/15/15                                                                                 1,040,000      1,132,976
Canyon County School District #132 5.00% 7/30/15 (FGIC)                                         2,000,000      2,202,300
Power & Cassia Counties Joint School District #381 (American Falls Project)
  5.00% 8/1/17                                                                                  1,155,000      1,241,694
                                                                                                            ------------
                                                                                                               9,415,027
                                                                                                            ------------
Single Family Housing Revenue Bonds - 6.07%
Idaho Housing & Finance Association Single Family Mortgage
  Series A Class I 5.55% 1/1/33 (AMT)                                                             520,000        532,532
  Series A-2 Class I 5.20% 1/1/34 (AMT)                                                           500,000        504,145
  Series C Class I 5.55% 1/1/33 (AMT)                                                             595,000        609,339
  Series C Class III 5.35% 1/1/25 (AMT)                                                           360,000        363,557
  Series D Class III 5.45% 7/1/23 (AMT)                                                         1,500,000      1,540,364
  Series E Class I
    5.35% 1/1/33 (AMT)                                                                            250,000        253,613
    5.45% 1/1/31 (AMT)                                                                            130,000        132,738
Idaho State Housing Agency Single Family Mortgage
  Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)                                                  105,000        105,274
  Series A 6.10% 7/1/16 (FHA) (VA) (AMT)                                                          140,000        140,388
  Series A-1 6.85% 7/1/12 (AMT)                                                                    15,000         15,007
  Series B 6.45% 7/1/15 (FHA) (VA) (AMT)                                                           60,000         61,267
  Series C-2 6.35% 7/1/15 (FHA) (AMT)                                                              75,000         76,581
  Series E 6.35% 7/1/15 (AMT)                                                                     135,000        138,810
  Series E-1 6.60% 7/1/11                                                                          25,000         25,196
  Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)                                                        580,000        595,027
                                                                                                            ------------
                                                                                                               5,093,838
                                                                                                            ------------
Tax Increment/Special Assessment Bonds - 6.26%
Boise Urban Renewal Agency Parking Revenue Refunding Tax Increment
  Series A 6.125% 9/1/15                                                                        2,235,000      2,340,581
  Series B 6.125% 9/1/15                                                                        1,815,000      1,900,741
Bonner County Local Improvement District #93-1
  6.20% 4/30/05                                                                                   150,000        152,265
  6.35% 4/30/06                                                                                   185,000        187,771
  6.40% 4/30/07                                                                                   195,000        197,740
  6.50% 4/30/08                                                                                   110,000        111,467
  6.50% 4/30/10                                                                                   100,000        101,128
Coeur D'Alene Local Improvement District #6
  Series 1995 6.00% 7/1/09                                                                         85,000         85,163
  Series 1996 6.05% 7/1/10                                                                         90,000         90,162

  Series 1997 6.10% 7/1/12                                                                         40,000         40,062
  Series 1998 6.10% 7/1/14                                                                         45,000         45,061
                                                                                                            ------------
                                                                                                               5,252,141
                                                                                                            ------------
Territorial General Obligation Bonds - 2.52%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34 (FSA)                         1,000,000      1,002,600
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A 5.75%
 8/1/27 (LOC Puerto Rico Government Development Bank)                                           1,000,000      1,112,100
                                                                                                            ------------
                                                                                                               2,114,700
                                                                                                            ------------
Territorial Revenue Bonds - 17.92%
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
  Series D 5.25% 7/1/38                                                                         1,000,000      1,024,450
  Series G 5.00% 7/1/33                                                                         2,000,000      2,005,460
  Series W 5.50% 7/1/15                                                                           175,000        196,103
  Series Y 5.00% 7/1/36                                                                         2,000,000      2,003,400
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                              1,990,000      2,017,084
&Puerto Rico Electric Power Authority Power Revenue Inverse Floater ROLs
 4.50% 7/1/19 (FSA)                                                                             3,000,000      3,051,029
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                        1,000,000      1,031,320
  Series NN 5.125% 7/1/29                                                                         500,000        510,600
  Series OO 5.00% 7/1/13 (CIFG)                                                                 1,890,000      2,075,825
Puerto Rico Public Finance Commonwealth Appropriation Series A 5.25% 8/1/29                     1,000,000      1,101,470
                                                                                                            ------------
                                                                                                              15,016,741
                                                                                                            ------------
Water & Sewer Revenue Bonds - 3.01%
Chubbuck Water Revenue Certificate of Participation
  6.35% 4/1/08                                                                                    125,000        126,319
  6.40% 4/1/10                                                                                    135,000        136,230
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)                                                        2,175,000      2,263,609
                                                                                                            ------------
                                                                                                               2,526,158
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (COST $76,381,177)                                                                      78,865,261
                                                                                                            ------------

                                                                                               NUMBER
                                                                                              OF SHARES
                                                                                             ------------
SHORT TERM INVESTMENTS 6.08%
Money Market - 3.99%
Dreyfus Tax-Exempt Cash Management Fund                                                         3,345,755      3,345,755
                                                                                                            ------------
                                                                                                               3,345,755
                                                                                                            ------------
**Variable Rate Demand Notes - 2.09%
Idaho Health Facilities Authority Revenue (Pooled Financing Program) 1.68% 10/1/10
 (LOC U.S. Bank of Idaho)                                                                       1,000,000      1,000,000
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project)
 1.69% 5/1/21 (LOC Wells Fargo Bank)                                                              750,000        750,000
                                                                                                            ------------
                                                                                                               1,750,000
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (cost $5,095,755)                                                                 5,095,755
                                                                                                            ------------
TOTAL MARKET VALUE OF SECURITIES - 100.12%
 (cost $81,476,932)                                                                                           83,961,016
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.12%)                                           (103,472)
                                                                                                            ------------
NET ASSETS APPLICABLE TO 7,335,830 SHARES OUTSTANDING - 100.00%                                             $ 83,857,544
                                                                                                            ------------

*Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
MBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by the Federal Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs
VA - Insured by the Veterans Administration

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and makes the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments             $ 81,476,932
                                          ------------
Aggregate unrealized appreciation            2,575,835
Aggregate unrealized depreciation              (91,751)
                                          ------------
Net unrealized appreciation               $  2,484,084
                                          ------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $734,799 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $567,850 expires in 2009 and $166,949 expires in 2010.

3. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

DELAWARE TAX-FREE NEW YORK FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                               PRINCIPAL       MARKET
                                                                                                AMOUNT         VALUE
                                                                                             ------------   ------------
MUNICIPAL BONDS- 94.74%
Airport Revenue Bonds - 5.96%
New York City Industrial Development (JFK Airis Project) 5.50% 7/1/28                        $    500,000   $    495,930
Onondaga County Industrial Development Authority Revenue Subordinated
 (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                           500,000        508,655
                                                                                                            ------------
                                                                                                               1,004,585
                                                                                                            ------------
City General Obligation Bonds - 5.78%
New York City
  Series C 5.375% 11/15/27                                                                        450,000        458,546
  Series J 5.25% 6/1/28                                                                           500,000        516,545
                                                                                                            ------------
                                                                                                                 975,091
                                                                                                            ------------
Continuing Care/Retirement Revenue Bonds - 2.75%
New York State Dormitory Authority Revenue (Chapel Oaks) LOC Allied Irish Bank
  5.45% 7/1/26                                                                                    450,000        464,499
                                                                                                            ------------
                                                                                                                 464,499
                                                                                                            ------------
Dedicated Tax & Fees Revenue Bonds - 6.25%
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                 500,000        528,585
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21                      500,000        525,620
                                                                                                            ------------
                                                                                                               1,054,205
                                                                                                            ------------
Higher Education Revenue Bonds - 12.64%
Amherst Industrial Agency Civic Facilities Revenue (UBF Faculty Student
 Housing) Series A 5.75% 8/1/30 (AMBAC)                                                           200,000        220,212
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20                       500,000        514,215
New York State Dormitory Authority Revenue
  (Columbia University) Series A 5.00% 7/1/23                                                     500,000        524,705
  (Pratt Institute) 6.00% 7/1/20 (RADIAN)                                                         500,000        560,709
  (State University) Series B 7.50% 5/15/11                                                       270,000        313,003
                                                                                                            ------------
                                                                                                               2,132,844
                                                                                                            ------------
Hospital Revenue Bonds - 10.56%
New York State Dormitory Authority Revenue
  (Mental Health) Series D 5.90% 2/15/12                                                          250,000        270,425
  (Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)                                         450,000        473,378
  (North Shore Long Island Jewish Group Project) 5.50% 5/1/33                                     500,000        514,735
  (Winthrop South Nassau Hospital) Series B 5.50% 7/1/23                                          500,000        521,865
                                                                                                            ------------
                                                                                                               1,780,403
                                                                                                            ------------
Investor Owned Utilities Revenue Bonds - 8.61%
New York City Industrial Development Agency (Brooklyn Navy Yard Cogen Partners)
 5.75% 10/1/36 (AMT)                                                                              450,000        412,106
New York State Energy Research & Development Authority Pollution Control Revenue
 (Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)                                               500,000        533,100
Suffolk County Industrial Agency Development Revenue (Keyspan-Port
 Jefferson Project) 5.25% 6/1/27 (AMT)                                                            500,000        506,190
                                                                                                            ------------
                                                                                                               1,451,396
                                                                                                            ------------

Miscellaneous Revenue Bonds - 6.16%
Battery Park City Authority Revenue Series A 5.00% 11/1/26                                        500,000        512,825
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series
 C 5.25% 6/1/22                                                                                   500,000        526,250
                                                                                                            ------------
                                                                                                               1,039,075
                                                                                                            ------------
Municipal Lease Revenue Bonds - 9.39%
Albany Industrial Development Agency Civic Facility Revenue (Charitable
 Leadership Project) Series A 5.75% 7/1/26                                                        500,000        511,010
New York State Dormitory Authority Lease 5.375% 5/15/21                                           500,000        532,115
Tobacco Settlement Financing Series B-1C 5.50% 6/1/21                                             500,000        541,060
                                                                                                            ------------
                                                                                                               1,584,185
                                                                                                            ------------
Parking Revenue Bonds - 3.11%
Albany Parking Authority Revenue Series A 5.625% 7/15/25                                          500,000        524,260
                                                                                                            ------------
                                                                                                                 524,260
                                                                                                            ------------
*Pre-Refunded Bonds - 10.82%
Metropolitan Transportation Authority Dedicated Tax Series A 6.125% 4/1/17-10 (FGIC)            1,000,000      1,151,119
New York State Dormitory Authority Revenue (State University) Series B 7.50%
 5/15/11-09                                                                                       130,000        156,160
New York State Thruway Authority Service Contract Revenue Local Highway & Bridge
 6.25% 4/1/14-05                                                                                  500,000        517,160
                                                                                                            ------------
                                                                                                               1,824,439
                                                                                                            ------------
Territorial Revenue Bonds - 9.70%
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
 Series Y 5.50% 7/1/36                                                                            475,000        508,060
Puerto Rico Electric Power Authority Revenue
 Series N 5.125% 7/1/29                                                                           600,000        612,720
 Series II 5.25% 7/1/31                                                                           500,000        515,660
                                                                                                            ------------
                                                                                                               1,636,440
                                                                                                            ------------
Water & Sewer Revenue Bonds - 3.01%
New York City Municipal Water Finance Authority Water & Sewer System
 Revenue Series A 5.125% 6/15/34                                                                  500,000        507,295
                                                                                                            ------------
                                                                                                                 507,295
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (COST $15,231,221)                                                                      15,978,717
                                                                                                            ------------
TOTAL MARKET VALUE OF SECURITIES - 94.74%
 (cost $15,231,221)                                                                                           15,978,717
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES)+ - 5.26%                                             887,109
                                                                                                            ------------
NET ASSETS APPLICABLE TO 1,617,448 SHARES OUTSTANDING - 100.00%                                             $ 16,865,826
                                                                                                            ------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
+Of this amount $494,129 represents receivable for securities sold as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Mutual Funds - Delaware Tax-Free New York Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments            $ 15,231,221
                                         ------------
Aggregate unrealized appreciation             789,874
Aggregate unrealized depreciation             (42,378)
                                         ------------
Net unrealized appreciation              $    747,496
                                         ------------

For federal income tax purposes, at August 31, 2004 capital loss carryforwards of $295,049 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $295,049 expires in 2009.

3. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Jude T. Driscoll
-----------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

        Joseph H. Hastings
-----------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   January 28, 2005

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

        Jude T. Driscoll
-----------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
-----------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005


        Joseph H. Hastings
-----------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   January 28, 2005